Unrecognized Tax Benefits (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2011
Income Tax Contingency [Line Items]
Unrecognized tax benefits at beginning of year	$ 126	$ 126
Additions based on current year tax positions	257
Unrecognized tax benefits at end of year	$ 383	$ 126